Revenue - Rollforward of Deferred Contract Costs (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Roll Forward]
Beginning balance	$ 43	$ 21	$ 21	$ 6	$ 2
Capitalization of deferred contract costs	26	21	32	19	5
Amortization of deferred contract costs	(15)	(6)	(10)	(4)	(1)
Ending balance	$ 54	$ 36	$ 43	$ 21	$ 6